Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2022

		Shares	Value
Equities	99.3%

Back Office Support, Human Resources & Consulting	11.9%
Cross Country Healthcare, Inc.*		117,056	$2,536,604
Forrester Research, Inc.*		44,100	2,488,122
Franklin Covey Co.*		41,400	1,872,108
ICF International, Inc.		19,700	1,854,558
Information Services Group, Inc.		246,100	1,675,941
Kforce, Inc.		17,200	1,272,284
Resources Connection, Inc.		119,269	2,044,271
The Hackett Group, Inc.		85,200	1,964,712
TrueBlue, Inc.*		51,000	1,473,390
			17,181,990

Banks - Diversified	0.9%
First Foundation, Inc.		26,300	638,827
Mercantile Bank Corp.		19,500	690,690
			1,329,517

Biotechnology	0.8%
Dynavax Technologies Corp.*		105,400	1,142,536

Casinos & Gambling	2.5%
Full House Resorts, Inc.*		190,543	1,831,118
Monarch Casino & Resort, Inc.*		19,800	1,727,154
			3,558,272

Commercial Vehicles & Parts	1.0%
The Shyft Group, Inc.		39,700	1,433,567

Communications Technology	7.7%
ADTRAN, Inc.		59,400	1,095,930
Aviat Networks, Inc.*		73,207	2,252,579
Bel Fuse, Inc.*		82,900	1,478,936
DZS, Inc.*		119,800	1,661,626
Extreme Networks, Inc.*		164,600	2,009,766
Ooma, Inc.*		58,300	873,917
Sierra Wireless, Inc.*		99,489	1,794,782
			11,167,536

Computer Services Software & Systems	5.3%
Arlo Technologies, Inc.*		109,500	970,170
Avid Technology, Inc.*		41,900	1,461,053
ChannelAdvisor Corp.*		91,700	1,519,469
Model N, Inc.*		69,800	1,877,620
Perficient, Inc.*		17,200	1,893,548
			7,721,860

Computer Technology	1.0%
ScanSource, Inc.*		43,000	1,495,970

Consumer Services - Miscellaneous	2.6%
Perion Network Ltd.*		110,800	2,491,892
SP Plus Corp.*		40,200	1,260,672
			3,752,564

Containers & Packaging	3.8%
Veritiv Corp.*		40,800	5,450,472

Construction	1.5%
Sterling Construction Co. Inc.*		80,300	2,152,040

Diversified Manufacturing Operations	0.1%
a.k.a. Brands Hldgs. Corp.*		37,040	163,717

Education Services	0.5%
Universal Technical Institute, Inc.*		81,300	719,505

Electronic Entertainment	1.4%
Everi Hldgs. Inc.*		94,200	1,978,200

Energy Equipment	2.1%
Ameresco, Inc.*		37,708	2,997,786

Financial Data & Systems	1.0%
International Money Express, Inc.*		70,100	1,444,761

Healthcare Services	0.8%
RadNet, Inc.*		54,900	1,228,113

Home Building	0.9%
M/I Homes, Inc.*		28,900	1,281,715

Household Furnishings	1.8%
Lifetime Brands, Inc.		60,400	775,536
The Lovesac Co.*		34,500	1,865,070
			2,640,606

Insurance - Property Casualty	0.8%
Employers Hldgs., Inc.		27,500	1,128,050

Leisure	0.8%
Johnson Outdoors, Inc.		14,100	1,095,993

Luxury Items	1.5%
Movado Group, Inc.*		55,200	2,155,560

Machinery - Agriculture	1.7%
Titan International, Inc.*		87,000	1,281,510
Titan Machinery, Inc.*		39,500	1,116,270
			2,397,780

Machinery - Industrial	1.3%
EnPro Industries, Inc.		18,900	1,847,097

Medical & Dental Instruments & Supplies	4.8%
Alphatec Hldgs. Inc.*		163,200	1,876,800
AngioDynamics, Inc.*		121,300	2,612,802
Antares Pharma, Inc.*		344,200	1,411,220
Cerus Corp.*		199,600	1,095,804
			6,996,626

Medical Equipment	5.0%
Lantheus Hldgs., Inc.*		129,900	7,184,769

Medical Services	1.2%
Inotiv, Inc.*		68,944	1,804,954

Oil Crude Producer	0.7%
Earthstone Energy, Inc.*		85,200	1,076,076

Oil Well Equipment & Services	2.7%
Patterson-UTI Energy, Inc.		125,200	1,938,096
RPC, Inc.*		189,400	2,020,898
			3,958,994

Production Technology Equipment	10.5%
Aehr Test Systems*		178,200	1,810,512
Axcelis Technologies, Inc.*		83,600	6,314,308
CyberOptics Corp.*		43,500	1,765,230
Impinj, Inc.*		20,200	1,283,508
Photronics, Inc.*		95,000	1,612,150
Ultra Clean Hldgs., Inc.*		56,600	2,399,274
			15,184,982

Radio & TV Broadcasters	1.2%
Entravision Communications Corp.		270,100	1,731,341

Recreational Vehicles & Boats	1.1%
Malibu Boats, Inc.*		27,900	1,618,479

Scientific Instruments - Electrical	1.4%
Allied Motion Technologies, Inc.		39,100	1,166,744
Preformed Line Products Co.		7,000	443,940
RF Industries Ltd.*		65,000	468,650
			2,079,334

Scientific Instruments - Gauges & Meters	1.0%
Vishay Precision Group, Inc.*		43,300	1,392,095

Semiconductors & Components	5.8%
Alpha and Omega Semiconductor Ltd.*		74,000	4,044,100
Amtech Systems, Inc.*		110,700	1,113,642
CEVA, Inc.*		36,600	1,487,790
SMART Global Hldgs., Inc.*		69,500	1,795,185
			8,440,717

Specialty Retail	3.6%
Boot Barn Hldgs., Inc.*		26,300	2,492,977
Guess', Inc.		124,000	2,709,400
			5,202,377

Technology - Miscellaneous	2.4%
Camtek Ltd.*		57,980	1,766,071
CTS Corp.		49,600	1,752,864
			3,518,935

Telecommunications Equipment	1.8%
Clearfield, Inc.*		40,000	2,608,800

Textiles Apparel & Shoes	0.9%
Rocky Brands, Inc.*		31,900	1,326,721

Toys	1.5%
Funko, Inc.*		114,400	1,973,399

Total Equities
(Cost: $ 115,935,819)			$143,563,806

Total Investments	99.3%
(Cost: $ 115,935,819)			$143,563,806

Other Assets Less Liabilities	0.7%		961,644

Net Assets - 100%			$144,525,450

* Non-income producing security during the period ended March 31, 2022

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2022

		Shares	Value
Equities	92.8%
Asset Management & Custodian	0.9%
Focus Financial Partners, Inc.*		6,700	$306,458

Auto Parts	0.8%
Visteon Corp.*		2,600	283,738

Back Office Support, Human Resources & Consulting	4.9%
Forrester Research, Inc.*		9,800	552,916
ICF International, Inc.		3,500	329,490
Korn Ferry		7,000	454,580
NV5 Global, Inc.*		2,200	293,260
			1,630,246

Banks - Diversified	0.6%
First Foundation, Inc.		8,900	216,181

Banks - Savings, Thrifts & Mortgage Lending	0.5%
Flushing Financial Corp.		7,900	176,565

Biotechnology	0.9%
Halozyme Therapeutics, Inc.*		7,700	307,076

Building Materials	1.0%
Patrick Industries, Inc.		5,300	319,590

Casinos & Gambling	1.3%
Monarch Casino and Resort, Inc.*		5,000	436,150

Chemicals - Diversified	3.3%
Avient Corp.		5,000	240,000
Cabot Corp.		7,100	485,711
Univar Solutions, Inc.*		12,100	388,894
			1,114,605

Computer Services Software & Systems	7.7%
Cargurus, Inc.*		16,200	687,852
LiveRamp Hldgs., Inc.*		5,900	220,601
Rapid7, Inc.*		3,900	433,836
Shutterstock, Inc.		4,908	456,837
TechTarget, Inc.*		3,400	276,352
Teradata Corp.*		10,100	497,829
			2,573,307

Computer Technology	3.8%
Synaptics, Inc.*		6,300	1,256,850

Consumer Services - Miscellaneous	1.2%
Perion Network Ltd.*		17,500	393,575

Containers & Packaging	3.7%
Veritiv Corp.*		9,142	1,221,280

Cosmetics	1.4%
Inter Parfums, Inc.		5,500	484,275

Diversified Manufacturing Operations	2.3%
Inmode Ltd.*		8,800	324,808
Revolve Group, Inc.*		8,000	429,520
			754,328

Diversified Metals & Minerals	1.5%
Materion Corp.		5,800	497,292

Diversified Retail	1.2%
BJ's Wholesale Club Hldgs., Inc.*		5,700	385,377

Education Services	1.5%
Stride, Inc.*		14,000	508,620

Electronic Entertainment	1.2%
Everi Hldgs., Inc.*		19,600	411,600

Energy Equipment	1.9%
Ameresco, Inc.*		7,800	620,100

Entertainment	0.9%
ZipRecruiter, Inc.*		13,400	307,932

Environmental, Maintenance & Security Services	1.2%
ABM Industries, Inc.*		8,500	391,340

Forest Products	0.8%
UFP Industries, Inc.		3,500	270,060

Healthcare Management Services	1.0%
Option Care Health, Inc.*		11,600	331,296

Healthcare Services	4.5%
Acadia Healthcare Co., Inc.*		8,700	570,111
AMN Healthcare Services, Inc.*		3,500	365,155
Evolent Health, Inc.*		17,100	552,330
			1,487,596

Home Building	1.4%
M/I Homes, Inc.*		6,600	292,710
Tri Pointe Homes, Inc.*		8,500	170,680
			463,390

Insurance - Multi-Line	0.8%
BRP Group, Inc.*		9,400	252,202

Insurance - Property Casualty	0.6%
Stewart Information Services Corp.		3,400	206,074

Leisure Time	1.9%
SeaWorld Entertainment, Inc.*		8,600	640,184

Machinery - Industrial	2.2%
Applied Industrial Technologies, Inc.		3,000	307,980
Franklin Electric Co., Inc.*		5,100	423,504
			731,484

Manufactured Housing	1.4%
Skyline Champion Corp.*		8,400	460,992

Medical & Dental Instruments & Supplies	3.7%
Alphatec Hldgs., Inc.*		26,600	305,900
AngioDynamics, Inc.*		22,400	482,496
Merit Medical Systems, Inc.*		6,800	452,336
			1,240,732

Medical Equipment	4.7%
Lantheus Hldgs., Inc.*		28,600	1,581,866

Oil Crude Producer	1.8%
Magnolia Oil & Gas Corp.		12,000	283,800
PDC Energy, Inc.		4,400	319,792
			603,592

Oil Well Equipment & Services	0.9%
NOV, Inc.		15,200	298,072

Pharmaceuticals	1.4%
Amphastar Pharmaceuticals, Inc.*		13,500	484,650

Power Transmission Equipment	1.2%
Belden, Inc.		7,500	415,500

Production Technology Equipment	6.1%
Axcelis Technologies, Inc.*		15,000	1,132,950
Impinj, Inc.*		4,500	285,930
Ultra Clean Hldgs., Inc.*		14,500	614,655
			2,033,535

Scientific Instruments - Pollution Control	1.6%
Clean Harbors, Inc.*		4,900	547,036

Semiconductors & Components	3.8%
Diodes, Inc.*		4,900	426,251
MACOM Technology Solutions Hldgs. Inc.*		4,700	281,389
MaxLinear. Inc.*		9,700	565,995
			1,273,635

Specialty Retail	3.0%
Boot Barn Hldgs., Inc.*		6,500	616,135
Guess', Inc.		17,900	391,115
			1,007,250

Telecommunications Equipment	2.5%
Clearfield, Inc.*		8,500	554,370
Knowles Corp.*		12,500	269,125
			823,495

Textiles, Apparel & Shoes	3.8%
Crocs, Inc.*		11,000	840,400
Deckers Outdoor Corp.*		1,600	438,031
			1,278,431

Total Equities
(Cost: $ 26,987,724)			$31,027,557

Total Investments	92.8%
(Cost: $ 26,987,724)			$31,027,557

Other Assets Less Liabilities	7.2%		2,400,146

Net Assets - 100%			$33,427,703

* Non-income producing security during the period ended March 31, 2022

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2022

		Shares	Value
Equities	97.1%

Australia	1.3%
IDP Education Ltd.		35,000	$819,119

Canada	3.0%
Aritzia, Inc.*		26,100	1,065,336
BRP, Inc.		9,600	785,999
			1,851,335

China	8.9%
Dada Nexus Ltd. ADS*		131,615	1,201,645
Foryou Corp.*		132,800	802,509
GoerTek, Inc.*		83,900	451,683
Han's Laser Technology Industry Group Co. Ltd.*		120,000	720,019
Li Ning Co. Ltd.*		130,000	1,103,877
Shanghai Weaver Network Co. Ltd.*		75,000	628,723
Yijiahe Technology Co. Ltd.*		57,000	519,119
			5,427,575

Denmark	1.4%
ALK-Abello AS*		38,000	837,708

France	2.0%
Rexel SA*		29,700	634,000
Soitec SA*		3,000	562,725
			1,196,725

Israel	1.7%
Inmode Ltd.*		28,200	1,040,862

Japan	4.0%
BayCurrent Consulting, Inc.*		1,600	579,165
Food & Life Co. Ltd.*		23,500	655,462
Fuji Electric Co. Ltd.		12,000	598,090
Future Corp.		44,400	625,803
			2,458,520

Netherlands	2.2%
BE Semiconductor Industries NV*		15,700	1,338,253

Norway	2.8%
Nordic Semiconductor ASA*		66,900	1,704,179

South Korea	1.2%
LEENO Industrial, Inc.		5,000	755,160

Sweden	0.8%
AddLife AB*		17,000	471,151

Taiwan	5.5%
M31 Technology Corp.*		201,000	2,360,330
Unimicron Technology Corp.*		120,000	1,022,813
			3,383,143

United Kingdom	12.2%
Ashtead Technology Hldgs. PLC*		359,400	1,237,031
Endava PLC ADS*		9,600	1,277,088
Intermediate Capital Group PLC		105,100	2,440,234
Oxford Instruments PLC		24,400	672,609
Taylor Wimpey PLC		1,046,900	1,782,838
			7,409,800

United States of America	50.1%
Acadia Healthcare Co., Inc.*		42,000	2,752,260
Alphatec Hldgs., Inc.*		194,500	2,236,750
AngioDynamics, Inc.*		47,600	1,025,304
Axcelis Technologies, Inc.*		25,000	1,888,250
Belden, Inc.		17,900	991,660
Boot Barn Hldgs., Inc.*		15,400	1,459,766
Crocs, Inc.*		34,400	2,628,160
Deckers Outdoor Corp.*		8,600	2,354,422
Halozyme Therapeutics, Inc.*		67,800	2,703,864
Lantheus Hldgs., Inc.*		27,000	1,493,370
Materion Corp.		25,600	2,194,944
Model N, Inc.*		21,200	570,280
Rapid7, Inc.*		8,200	912,168
Shutterstock, Inc.		6,500	605,020
Skyline Champion Corp.*		8,400	460,992
Synaptics, Inc.*		16,100	3,211,950
Teradata Corp.*		13,300	655,557
Ultra Clean Hldgs., Inc.*		55,800	2,365,363
			30,510,080

Total Equities
(Cost: $ 55,076,912)			$59,203,610

Total Investments	97.1%
(Cost: $ 55,076,912)			$59,203,610

Other Assets Less Liabilities	2.9%		1,787,572

Net Assets - 100%			$60,991,182

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended March 31, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	25.8%
Financials	4.0%
Health Care	20.6%
Industrials	7.0%
Information Technology	36.1%
Materials	3.6%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2022

		Shares	Value
Equities	98.6%

Air Freight & Logistics	4.2%
Milkyway Chemical Supply Chain Service Co. Ltd.*		60,000	$1,159,198
YTO Express Group Co. Ltd.*		650,032	1,762,232
			2,921,430
Auto Components	2.0%
Foryou Corp.*		70,000	423,009
IKD Co. Ltd.*		100,039	184,731
Shenzhen Kedali Industry Co. Ltd.*		35,000	813,166
			1,420,906

Automobiles	3.5%
BYD Co. Ltd.*		40,000	1,112,612
Xpeng, Inc.*		95,000	1,307,464
			2,420,076

Beverages	2.4%
China Resources Beer Hldgs. Co. Ltd.*		150,000	912,598
Luzhou Laojiao Co. Ltd.*		25,000	727,039
			1,639,637

Capital Markets	0.3%
East Money Information Co. Ltd.*		50,000	198,052

Chemicals	2.1%
Dongyue Group Ltd.*		600,000	812,853
Sichuan Yahua Industrial Group Co. Ltd.*		150,000	676,957
			1,489,810

Construction & Engineer	2.3%
China State Construction International Hldgs. Co. Ltd.*		1,200,000	1,591,299

Construction Materials	1.3%
China Resources Cement Hldgs. Ltd.*		1,100,000	911,857

Containers & Packaging	0.7%
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd.*		200,030	510,010

Electrical Equipment	2.9%
Contemporary Amperex Technology Co. Ltd.*		9,002	720,341
Ming Yang Smart Energy Group Ltd.*		50,000	173,610
Ningbo Orient Wires & Cables Co. Ltd.*		85,000	686,302
Sieyuan Electric Co. Ltd.*		19,965	102,787
Zhuzhou CRRC Times Electric Co. Ltd.*		80,000	309,741
			1,992,781

Electronic Equipment, Instruments & Components	9.2%
Cowell e Hldgs., Inc.*		150,000	145,841
E Ink Hldgs., Inc.*		220,000	1,398,937
GoerTek, Inc.*		50,027	269,324
Luxshare Precision Industry Co. Ltd.*		70,000	347,112
Suzhou Dongshan Precision Manufacturing Co. Ltd.*		200,000	584,679
Unimicron Technology Corp.*		210,000	1,789,924
WT Microelectronics Co. Ltd.*		400,000	1,097,594
Wuhan DR Laser Technology Corp. Ltd.*		20,010	741,969
			6,375,380

Entertainment	0.9%
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.*		180,000	661,270

Food Products	3.5%
Beijing Dabeinong Technology Group Co. Ltd.*		200,000	273,434
COFCO Joycome Foods Ltd.*		2,100,000	929,241
Wens Foodstuff Group Co. Ltd.*		350,002	1,213,340
			2,416,015

Healthcare Equipment & Supplies	0.6%
Tofflon Science and Technology Group Co. Ltd.*		70,000	434,693

Hotels, Restaurants & Leisure	2.7%
Huazhu Group Ltd.		250,000	834,948
Yum China Hldgs., Inc.		25,500	1,059,270
			1,894,218

Household Durables	2.4%
Chervon Hldgs. Ltd.*		130,000	898,350
Suofeiya Home Collection Co. Ltd.*		250,000	754,347
			1,652,697

Independent Power & Renewable Electricity Producers	2.3%
China Longyuan Power Group Corp. Ltd.*		700,000	1,573,425

Information Technology Services	2.2%
GDS Hldgs. Ltd.*		310,000	1,500,737

Interactive Media & Services	1.3%
Tencent Hldgs. Ltd.*		20,000	921,887

Insurance	1.2%
Ping An Insurance Group Co. of China Ltd.*		120,000	838,928

Internet & Direct Marketing Retail	10.9%
Alibaba Group Hldg. Ltd.*		125,000	1,705,839
Dada Nexus Ltd. ADS*		135,000	1,232,550
JD.com, Inc.*		55,000	1,562,819
Meituan*		90,000	1,704,955
Pinduoduo, Inc. ADS*		35,000	1,403,850
			7,610,013

Life Sciences Tools & Services	2.8%
Wuxi Biologics, (Cayman), Inc.*		245,000	1,945,447

Machinery	3.1%
Han's Laser Technology Industry Group Co. Ltd.*		160,000	960,025
Ningbo Deye Technology Co. Ltd.*		12,000	400,768
Yijiahe Technology Co. Ltd.*		29,980	273,038
Zoomlion Heavy Industry Science & Technology Co. Ltd.*		800,000	505,074
			2,138,905

Marine	1.1%
Orient Overseas International Ltd.*		30,000	790,271

Metals & Mining	6.4%
China Hongqiao Group Ltd.*		750,000	985,313
China Northern Rare Earth Group High-Tech Co. Ltd.*		60,050	363,513
Ganfeng Lithium Co. Ltd.*		60,000	844,132
Nanjing Yunhai Special Metals Co. Ltd.*		170,027	527,965
Yongxing Special Materials Technology Co. Ltd.*		45,082	834,990
Zhejiang Huayou Cobalt Co. Ltd.*		60,000	916,500
			4,472,413

Oil, Gas & Consumable Fuels	2.1%
Yankuang Energy Group Co. Ltd.*		500,000	1,484,049

Professional Services	0.2%
Centre Testing International Group Co. Ltd.*		50,050	154,759

Real Estate Management & Development	5.9%
China Resources Mixc Lifestyle Services Ltd.*		231,538	1,133,266
Ever Sunshine Lifestyle Services Group Ltd.*		860,000	1,146,414
Longfor Group Hldgs. Ltd.		360,000	1,841,463
			4,121,143

Semiconductors & Semiconductor Equipment	11.5%
ACM Research, Inc.*		64,000	1,324,160
Amlogic (Shanghai) Co.Ltd.*		15,000	266,983
Faraday Technology Corp.*		160,000	1,672,677
Genesys Logic, Inc.		110,000	1,142,144
Hangzhou Silan Microelectronics Co. Ltd.*		60,000	454,666
JA Solar Technology Corp. Ltd.*		60,000	738,445
Sino Wealth Electronic Ltd.*		30,083	269,876
Taiwan Semiconductor Manufacturing Co. ADS		11,000	1,146,860
Wafer Works Corp.*		300,000	714,412
Will Semiconductor Ltd.*		10,000	302,110
			8,032,333

Specialty Retail	0.9%
China Tourism Group Duty Free Corp. Ltd.*		25,000	643,063

Technology Hardware, Storage & Peripherals	1.7%
Ninestar Corp.*		180,000	1,205,567

Textiles, Apparel & Luxury Goods	2.0%
Li Ning Co. Ltd.*		165,000	1,401,075

Transportation Infrastructure	1.0%
Shanghai International Airport Co. Ltd.*		90,000	694,131

Utilities - Gas	1.0%
China Resources Gas Group Ltd.*		150,000	631,333

Total Equities
(Cost: $ 70,774,969)			$68,689,610

Total Investments	98.6%
(Cost: $ 70,774,969)			$68,689,610

Other Assets Less Liabilities	1.4%		968,106

Net Assets - 100%			$69,657,716

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended March 31, 2022

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	98.6%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2022

		Shares	Value
Equities	99.2%
Australia	10.7%
Charter Hall Group		90,000	$1,093,678
Computershare Ltd.		185,400	3,407,384
Elders Ltd.*		233,100	2,313,296
Evolution Mining Ltd.		1,486,400	4,905,765
IDP Education Ltd.		229,700	5,375,760
JB Hi-Fi Ltd.*		23,000	929,638
Uniti Group Ltd.*		2,073,400	7,261,865
			25,287,386

Austria	1.6%
AT & S Austria Technologie & Systemtechnik AG*		69,600	3,862,192

Belgium	1.4%
VGP NV*		6,800	1,740,341
Warehouses de Pauw NV*		38,500	1,661,037
			3,401,378

Canada	16.7%
Aritzia, Inc.*		157,000	6,408,343
ATS Automation Tooling Systems, Inc.*		153,500	5,537,394
BRP, Inc.		53,000	4,339,370
Colliers International Group, Inc.		12,800	1,668,239
Finning International, Inc.		70,900	2,134,599
Gildan Activewear, Inc.		94,300	3,536,816
Parex Resources, Inc.		260,824	5,351,252
Richelieu Hardware Ltd.		55,700	2,028,938
Sleep Country Canada Hldgs., Inc.		97,800	2,285,025
TFI International, Inc.		27,400	2,918,181
Toromont Industries Ltd.		22,700	2,151,797
Trisura Group Ltd.*		41,400	1,138,152
			39,498,106

Denmark	1.3%
ALK-Abello A/S*		70,560	1,555,492
D/S Norden A/S		40,600	1,416,654
			2,972,146

Finland	4.4%
Metso Outotec Oyj*		391,700	3,301,762
Outokumpu Oyj*		592,100	3,152,147
QT Group Oyj*		27,800	3,839,620
			10,293,529

France	3.5%
Alten SA*		7,800	1,177,172
Rexel SA*		333,400	7,117,020
			8,294,192

Germany	5.5%
AIXTRON SE*		193,000	4,209,343
Aurelius Equity Opportunities SE*		53,023	1,464,866
Rheinmetall AG*		20,900	4,417,384
Sixt SE*		21,700	2,923,811
			13,015,404

Israel	2.1%
Nova Ltd.*		46,200	5,030,256

Italy	0.6%
Banca IFIS SpA*		71,200	1,455,701

Japan	13.7%
BayCurrent Consulting, Inc.		24,500	8,868,469
Daiwa Securities Group, Inc.		1,514,400	8,566,521
Food & Life Co. Ltd.*		170,700	4,761,166
Fuji Electric Co. Ltd.		85,700	4,271,359
Future Corp.		222,300	3,133,245
M&A Capital Partners Co. Ltd.*		79,000	2,802,375
			32,403,135

Netherlands	9.3%
Aalberts NV*		64,400	3,337,445
Alfen NV*		48,100	4,876,361
BE Semiconductor Industries NV*		66,866	5,699,594
Constellium SE*		452,300	8,141,400
			22,054,800

Norway	5.1%
Aker Solutions ASA*		383,500	1,319,069
AutoStore Hldgs. Ltd.*		127,000	460,141
Nordic Semiconductor ASA*		354,400	9,027,819
Wallenius Wilhelmsen ASA*		168,300	1,234,779
			12,041,808

Spain	1.4%
Laboratorios Farmaceuticos Rovi SA*		44,800	3,319,571

Sweden	4.5%
Addtech AB*		51,200	982,954
Arjo AB*		62,300	527,470
Cint Group AB*		220,400	2,146,232
Getinge AB*		69,200	2,756,856
Nordnet AB*		131,000	2,345,104
Thule Group AB*		41,900	1,658,645
			10,417,261

United Kingdom	17.4%
Electrocomponents PLC*		84,400	1,192,067
Endava PLC ADS*		33,100	4,403,293
Future PLC		167,200	5,681,703
Howden Joinery Group PLC*		120,100	1,204,061
IMI PLC*		81,800	1,456,442
Intermediate Capital Group PLC		246,800	5,730,254
LondonMetric Property PLC		481,100	1,740,290
Man Group PLC*		1,508,500	4,603,581
Marks & Spencer Group PLC*		1,812,200	3,657,968
Morgan Sindall Group PLC*		44,700	1,407,516
OSB Group PLC		238,500	1,766,630
Pets at Home Group PLC		257,063	1,214,430
Redrow PLC		243,700	1,667,226
Safestore Hldgs. PLC		43,200	760,483
Taylor Wimpey PLC		1,283,900	2,186,441
The Sage Group PLC		229,200	2,100,196
			40,772,581

Total Equities
(Cost: $ 211,290,304)			$234,119,446

Total Investments	99.2%
(Cost: $ 211,290,304)			$234,119,446

Other Assets Less Liabilities	0.8%		1,830,380

Net Assets - 100%			$235,949,826

a Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended March 31, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	5.5%
Consumer Discretionary	14.6%
Consumer Staples	2.5%
Energy	2.8%
Financials	12.7%
Healthcare	3.5%
Industrials	26.8%
Information Technology	20.4%
Materials	6.8%
Real Estate	3.6%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited) a

March 31, 2022

		Shares	Value
Equities	99.2%
Australia	10.7%
Charter Hall Group.		337,329	$4,099,214
Computershare Ltd.		695,700	12,785,960
Elders Ltd.*		871,700	8,650,794
Evolution Mining Ltd.		5,552,340	18,325,132
IDP Education Ltd.		855,649	20,025,093
JB Hi-Fi Ltd.*		85,939	3,473,572
Uniti Group Ltd.*		7,739,555	27,106,975
			94,466,740
			.
Austria	1.6%
AT & S Austria Technologie & Systemtechnik AG*		260,300	14,444,375

Belgium	1.4%
VGP NV*		25,100	6,423,906
Warehouses de Pauw NV*		143,600	6,195,450
			12,619,356

Canada	16.7%
Aritzia, Inc.*		587,300	23,972,100
ATS Automation Tooling Systems, Inc.*		571,575	20,619,127
BRP, Inc.		197,341	16,157,275
Colliers International Group, Inc.		47,300	6,164,663
Finning International, Inc.		263,500	7,933,243
Gildan Activewear, Inc.		352,739	13,229,829
Parex Resources, Inc.		969,991	19,901,031
Richelieu Hardware Ltd.		206,400	7,518,362
Sleep Country Canada Hldgs., Inc.		363,800	8,499,918
TFI International, Inc.		102,400	10,905,903
Toromont Industries Ltd.		85,500	8,104,787
Trisura Group Ltd.*		155,000	4,261,198
			147,267,436

Denmark	1.2%
ALK-Abello A/S*		259,760	5,726,398
D/S Norden A/S		149,100	5,202,541
			10,928,939

Finland	4.4%
Metso Outotec Oyj*		1,461,331	12,318,018
Outokumpu Oyj*		2,209,276	11,761,462
QT Group Oyj*		103,697	14,322,196
			38,401,676

France	3.5%
Alten SA*		28,800	4,346,481
Rexel SA*		1,245,419	26,585,700
			30,932,181

Germany	5.5%
AIXTRON SE*		726,880	15,853,301
Aurelius Equity Opportunities SE*		197,865	5,466,415
Rheinmetall AG*		78,100	16,507,066
Sixt SE*		81,017	10,916,055
			48,742,837

Israel	2.1%
Nova Ltd.*		172,500	18,781,800

Italy	0.6%
Banca IFIS SpA*		266,400	5,446,613

Japan	13.7%
BayCurrent Consulting, Inc.		91,400	33,084,820
Daiwa Securities Group, Inc.		5,652,300	31,973,418
Food & Life Co. Ltd.*		638,500	17,809,049
Fuji Electric Co. Ltd.		320,600	15,978,971
Future Corp.		830,100	11,699,987
M&A Capital Partners Co. Ltd.*		296,200	10,507,133
			121,053,378

Netherlands	9.4%
Aalberts NV*		240,557	12,466,547
Alfen NV*		180,000	18,248,336
BE Semiconductor Industries NV*		249,569	21,273,024
Constellium SE*		1,689,539	30,411,702
			82,399,609

Norway	5.1%
Aker Solutions ASA*		1,453,600	4,999,737
AutoStore Hldgs. Ltd.*		473,611	1,715,966
Nordic Semiconductor ASA*		1,324,444	33,738,262
Wallenius Wilhelmsen ASA*		628,335	4,609,950
			45,063,915

Spain	1.4%
Laboratorios Farmaceuticos Rovi SA*		167,374	12,402,006

Sweden	4.5%
Addtech AB*		195,536	3,753,963
Arjo AB*		228,823	1,937,356
Cint Group AB*		826,879	8,052,062
Getinge AB*		259,611	10,342,634
Nordnet AB*		493,100	8,827,258
Thule Group AB*		156,000	6,175,384
			39,088,657

United Kingdom	17.4%
Electrocomponents PLC*		314,400	4,440,590
Endava PLC ADS*		122,848	16,342,469
Future PLC		624,431	21,219,087
Howden Joinery Group PLC*		447,799	4,489,403
IMI PLC*		305,016	5,430,783
Intermediate Capital Group PLC		924,335	21,461,402
LondonMetric Property PLC		1,797,400	6,501,762
Man Group PLC*		5,624,300	17,164,016
Marks & Spencer Group PLC*		6,715,300	13,554,990
Morgan Sindall Group PLC*		165,745	5,218,986
OSB Group PLC		892,800	6,613,194
Pets at Home Group PLC		958,205	4,526,801
Redrow PLC		911,938	6,238,844
Safestore Hldgs. PLC		161,100	2,835,971
Taylor Wimpey PLC		4,804,802	8,182,430
The Sage Group PLC		855,270	7,836,980
			152,057,708

Total Equities
(Cost: $ 791,375,728)			$874,097,226

Total Investments	99.2%
(Cost: $ 791,375,728)			$874,097,226

Other Assets Less Liabilities	0.8%		6,931,336

Net Assets - 100%			$881,028,562

a Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended March 31, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	5.5%
Consumer Discretionary	14.6%
Consumer Staples	2.5%
Energy	2.8%
Financials	12.7%
Healthcare	3.5%
Industrials	26.8%
Information Technology	20.4%
Materials	6.8%
Real Estate	3.6%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a

March 31, 2022

		Shares	Value
Equities	94.5%
Argentina	1.0%
Despegar.com Corp.*		11,600	$141,520

Australia	2.2%
IDP Education Ltd.		13,000	304,244

Brazil	8.1%
Afya Ltd.*		12,500	180,125
Arco Platform Ltd.*		12,500	263,750
LOG Commercial Properties e Participacoes SA		25,000	152,171
TOTVS SA*		69,900	534,112
			1,130,158

Canada	0.8%
Parex Resources, Inc.		5,800	118,997

Chile	2.9%
Falabella SA*		87,800	280,641
GeoPark Ltd.		8,300	124,002
			404,643

China	17.1%
China Isotope & Radiation Corp.*		68,200	188,494
Chongqing Brewery Co. Ltd.*		11,100	186,266
Dada Nexus Ltd. ADS*		73,800	673,794
Hangzhou Robam Appliances Co. Ltd.*		49,000	224,324
Kingdee International Software Group Co. Ltd.*		97,000	212,520
Shanghai Weaver Network Co. Ltd.*		25,235	211,544
Weimob, Inc.*		200,000	127,553
Wolong Electric Group Co. Ltd.*		64,500	132,544
Yantai Jereh Oilfield Services Group Co. Ltd.*		42,700	281,327
Yijiahe Technology Co. Ltd.*		17,248	157,083
			2,395,449

France	2.0%
Gaztransport & Technigaz SA*		2,550	284,898

Greece	1.5%
Greek Organization of Football Prognostics SA*		14,500	211,055

Hungary	1.2%
Richter Gedeon Nyrt*		8,000	169,111

India	10.4%
Affle India Ltd.*		8,500	139,815
Amber Enterprises India Ltd.*		2,800	129,452
Bukalapak.com PT Tbk*		5,600,000	148,241
Container Corp. of India Ltd.		13,900	122,557
L&T Technology Services Ltd.		2,100	140,432
Linde India Ltd.*		4,200	208,724
Route Mobile Ltd.		11,500	232,513
Varun Beverages Ltd.*		14,612	181,039
Vinati Organics Ltd.*		6,000	154,113
			1,456,886
Indonesia	8.2%
PT Bank Jago Tbk*		120,900	123,198
PT Industri Jamu dan Farmasi Sido Muncul Tbk*		2,390,711	169,784
PT Mitra Adiperkasa Tbk*		4,737,900	289,621
PT Prodia Widyahusada Tbk*		292,000	162,646
PT Sumber Alfaria Trijaya Tbk*		1,910,500	202,190
PT United Tractors Tbk*		114,000	202,351
			1,149,790

Malaysia	1.0%
My E.G. Services Bhd*		600,000	145,106

Mexico	3.4%
Alsea, S.A.B. de CV*		88,300	221,349
Controladora Vuela Compania de Aviacon, S.A.B de CV ADS*		14,000	254,660
			476,009

Philippines	1.8%
Wilcon Depot, Inc.		485,000	253,068

Poland	0.9%
Dino Polska SA*		1,600	129,129

South Africa	1.8%
Clicks Group Ltd.		6,780	143,395
Karooooo Ltd.*		3,700	109,705
			253,100

South Korea	10.8%
AfreecaTV Co. Ltd.		1,280	155,130
Classys, Inc.*		15,850	290,606
Korea Investment Hldgs. Co. Ltd.		4,502	289,226
LEENO Industrial, Inc.		1,809	273,217
LG Innotek Co. Ltd.*		718	226,702
Nice Information Service Co. Ltd.		8,692	140,843
SaraminHR Co. Ltd.*		4,300	144,840
			1,520,564

Sweden	0.5%
Medicover AB*		3,500	74,880

Switzerland	1.1%
Wizz Air Hldgs. PLC*		4,209	158,705

Taiwan	14.1%
ASPEED Technology, Inc.*		4,000	450,276
Chailease Hldg. Co. Ltd.*		16,666	146,183
Chief Telecom, Inc.*		11,000	105,377
Innodisk Corp.*		18,340	136,655
M31 Technology Corp.*		23,000	270,088
momo.com, Inc.*		6,200	201,523
Pan Jit International, Inc.*		80,000	279,998
Sinbon Electronics Co. Ltd.*		18,000	162,363
Taiwan FamilyMart Co. Ltd.*		12,000	84,324
Yageo Corp.*		9,000	134,344
			1,971,131

Thailand	1.0%
Mega Lifesciences PCL		106,000	144,677

Vietnam	2.7%
Masan Group Corp.*		24,000	148,911
Viettel Construction*		44,015	210,050
			358,961

Total Equities
(Cost: $ 10,957,002)			$13,252,081

Total Investments	94.5%
(Cost: $ 10,957,002)			$13,252,081

Other Assets Less Liabilities	5.5%		771,097

Net Assets - 100%			$14,023,178

[a]	Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

*	Non-income producing security during the period ended March 31, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.4%
Consumer Discretionary	25.1%
Consumer Staples	8.9%
Energy	7.2%
Financials	4.0%
Healthcare	7.3%
Industrials	8.9%
Information Technology	25.0%
Materials	2.6%
Real Estate	1.1%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

●	Level 1 – Quoted prices in active markets for identical securities.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

		Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities		$143,563,806	$31,027,557
Level 2 - Equities		-	-
Level 3		-	-
Total Investments		$143,563,806	$31,027,557

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$2,242,507	$8,352,415	$1,860,026
Total Africa	-	-	253,100
Total Europe	2,514,119	-	169,111
Total South America	-	-	1,676,321
Total North America	32,361,415	-	595,006
Total Level 1	37,118,041	8,352,415	4,553,564
Level 2 - Equities
Total Asia	10,822,753	60,337,195	7,535,606
Total Australia	819,119	-	304,244
Total Europe	10,443,697	-	858,667
Total Level 2	22,085,569	60,337,195	8,698,517
Level 3	-	-	-
Total Investments	$59,203,610	$68,689,610	$13,252,081

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$5,030,256	$18,781,800
Total Europe	13,305,176	49,590,142
Total North America	39,498,106	147,267,436
Total Level 1	57,833,538	215,639,378
Level 2 – Equities
Total Asia	32,403,135	121,053,378
Total Australia	25,287,386	94,466,740
Total Europe	118,595,387	442,937,730
Total Level 2	176,285,908	658,457,848
Level 3	-	-
Total Investments	$234,119,446	$874,097,226

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.